UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2011

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares		Value

Auto Components — 0.1%
Lear Corp.		6,842	$462,998

Building Products — 0.4%
Masonite Worldwide Holdings		40,408	1,808,258
Neenah Enterprises Inc.		144,858	2,173

			1,810,431

Chemicals — 0.4%
GEO Specialty Chemicals, Inc.		339,340	130,272
LyondellBasell Industries NV		34,198	762,615
LyondellBasell Industries NV, Class B		31,314	554,258
Wellman Holdings, Inc.		5,373	269

			1,447,414

Construction Materials — 0.0%
Nortek, Inc.		2,970	133,650

Containers & Packaging — 1.7%
Smurfit Kappa Plc		36,342	277,651
Viskase Cos., Inc.		1,428,423	7,070,694

			7,348,345

Electrical Equipment — 0.0%
Medis Technologies Ltd.		286,757	11,470
SunPower Corp., Class B		4,892	56,699

			68,169

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.		2,753	17,069
HRP Corp., Class B (b)(c)		5,000	50

			17,119

Metals & Mining — 0.1%
Euramax International		2,337	467,460

Paper & Forest Products — 2.1%
Ainsworth Lumber Co. Ltd.		1,162,719	4,065,760
Ainsworth Lumber Co. Ltd. (b)		1,335,501	4,669,939
Western Forest Products, Inc. (b)		211,149	68,216

			8,803,915

Software — 0.4%
HMH Holdings/EduMedia		283,900	1,774,373

Specialty Retail — 0.0%
Movie Gallery, Inc.		503,737	1,259

Total Common Stocks – 5.2%			22,335,133

Corporate Bonds	Par (000)		Value

Aerospace & Defense — 1.2%
Bombardier, Inc., 7.75%, 3/15/20 (b)	USD	1,750	$1,771,875
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17 (b)		1,160	1,148,400
TransDigm, Inc., 7.75%, 7/15/14 (b)		2,000	2,000,000

			4,920,275

Airlines — 0.5%
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		1,000	1,082,500
United Air Lines, Inc., 12.75%, 7/15/12		800	850,000

			1,932,500

Auto Components — 1.4%
The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		900	924,750
Icahn Enterprises LP (b):
7.75%, 1/15/16		1,500	1,410,000
8.00%, 1/15/18		4,080	3,835,200
Venture Holdings Co. LLC (a)(d):
12.00%, 6/01/09		4,450	—
Series B, 9.50%, 7/01/05 (e)		1,800	180

			6,170,130

Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b)		565	572,611

Building Products — 2.6%
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		1,300	1,287,000
CPG International I, Inc.:
7.18%, 7/01/12 (f)		7,500	7,387,500
10.50%, 7/01/13		1,300	1,313,000
Ply Gem Industries, Inc., 11.75%, 6/15/13		1,050	1,076,250

			11,063,750

Capital Markets — 0.4%
E*Trade Financial Corp., 4.01%, 8/31/19 (b)(g)(h)		593	848,731
MU Finance Plc, 8.75%, 2/01/17 (b)	GBP	698	928,662

			1,777,393

Chemicals — 3.5%
American Pacific Corp., 9.00%, 2/01/15	USD	1,490	1,458,337
CF Industries, Inc., 6.88%, 5/01/18		1,475	1,476,844

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	US Dollar

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Chemicals (concluded)
GEO Specialty Chemicals, Inc. (b):
7.50%, 3/31/15 (g)	USD	4,171	$2,711,012
10.00%, 3/31/15		4,106	2,668,640
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		620	573,500
Hexion U.S. Finance Corp., 9.75%, 11/15/14		585	558,675
Huntsman International LLC, 5.50%, 6/30/16 (b)		900	783,000
LBI Escrow Corp., 8.00%, 11/01/17 (b)		1,600	1,628,000
Wellman Holdings, Inc. (g):
Subordinate Note (Second Lien), 10.00%, 1/29/19 (b)		2,978	2,590,860
Subordinate Note (Third Lien), 5.00%, 1/29/19 (c)		954	372,031

			14,820,899

Commercial Banks — 0.1%
Glitnir Banki HF (a)(d):
4.15%, 4/20/10 (b)		184	51,060
6.38%, 9/25/12 (b)		1,115	309,412
Series EMTN, 5.07%, 1/27/10	EUR	50	17,333
Series EMTN, 3.00%, 6/30/10		75	27,151
Series GMTN, 4.38%, 2/05/10		85	29,467

			434,423

Commercial Services & Supplies — 1.0%
ACCO Brands Corp., 10.63%, 3/15/15	USD	660	714,450
Clean Harbors, Inc., 7.63%, 8/15/16		1,200	1,230,000
The Geo Group, Inc., 7.75%, 10/15/17 (b)		850	846,813
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		970	1,043,962
West Corp., 9.50%, 10/15/14		340	338,300

			4,173,525

Construction Materials — 0.7%
Nortek, Inc., 11.00%, 12/01/13		2,983	3,102,527

Consumer Finance — 0.9%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		570	575,700
Ford Motor Credit Co. LLC, 3.05%, 1/13/12 (f)		2,680	2,572,800
Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		725	723,188

			3,871,688

Containers & Packaging — 3.0%
Ball Corp., 6.75%, 9/15/20		625	607,812
Berry Plastics Corp.:
8.25%, 11/15/15		2,100	2,063,250
9.50%, 5/15/18 (b)		1,210	1,082,950

Corporate Bonds	Par (000)		Value

Containers & Packaging (concluded)
Berry Plastics Holding Corp., 8.88%, 9/15/14	USD	305	$292,800
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	260	303,105
Crown Americas LLC, 7.63%, 5/15/17 (b)	USD	710	713,550
Graphic Packaging International, Inc., 9.50%, 6/15/17		975	1,014,000
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)		1,920	1,644,000
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	830	998,159
7.75%, 11/15/19		785	953,675
Smurfit Kappa Funding Plc, 7.75%, 4/01/15	USD	3,325	3,237,719

			12,911,020

Diversified Financial Services — 6.0%
Archimedes Funding III Ltd., 5.50%, 11/29/11 (b)		5,421	3,252,699
CIT Group, Inc.:
7.00%, 5/01/16		1,615	1,465,613
7.00%, 5/01/17		7,820	7,057,550
FCE Bank Plc, 7.13%, 1/16/12	EUR	3,250	3,968,278
GMAC, Inc.:
7.25%, 3/02/11	USD	58	58,218
5.38%, 6/06/11	EUR	436	528,347
6.88%, 9/15/11	USD	900	900,000
6.88%, 8/28/12		750	740,625
7.50%, 12/31/13		90	87,750
6.75%, 12/01/14		2,280	2,171,700
8.30%, 2/12/15 (b)		1,700	1,706,375
8.00%, 3/15/20 (b)		200	194,000
8.00%, 11/01/31		1,350	1,228,500
Preferred Term Securities VI, Ltd., 2.05%, 7/01/32 (a)(b)		35	1,750
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		1,625	1,608,750
Reynolds Group Issuer, Inc., 7.75%, 10/15/16 (b)	EUR	650	789,667

			25,759,822

Diversified Telecommunication Services — 2.7%
Cincinnati Bell, Inc., 8.25%, 10/15/17	USD	1,600	1,508,000
ITC Deltacom, Inc., 10.50%, 4/01/16 (b)		1,750	1,680,000
New Communications Holdings, Inc., 8.25%, 4/15/17 (b)		2,915	2,885,850
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		390	399,750
Qwest Corp., 8.38%, 5/01/16		4,000	4,340,000
TW Telecom Holdings, Inc., 8.00%, 3/01/18 (b)		920	922,300

			11,735,900

2	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Electric Utilities — 0.3%
NSG Holdings LLC, 7.75%, 12/15/25 (b)	USD	1,505	$1,346,975

Electronic Equipment, Instruments & Components — 0.0%
Muzak Holdings, LLC, 13.00%, 3/15/10 (a)(d)		2,675	268

Energy Equipment & Services — 0.5%
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		2,000	1,940,000

Food & Staples Retailing — 0.4%
Rite Aid Corp., 9.75%, 6/12/16		1,590	1,687,388

Food Products — 0.8%
B&G Foods, Inc., 7.63%, 1/15/18		900	897,750
Bumble Bee Foods LLC, 7.75%, 12/15/15 (b)		730	726,350
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		1,850	1,980,656

			3,604,756

Health Care Equipment & Supplies — 0.3%
DJO Finance LLC, 10.88%, 11/15/14		1,345	1,398,800

Health Care Providers & Services — 1.5%
American Renal Holdings, 8.38%, 5/15/18 (b)		470	457,075
DaVita, Inc., 7.25%, 3/15/15		980	975,100
HCA, Inc., 7.25%, 9/15/20		770	768,075
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		680	714,000
8.88%, 7/01/19		3,280	3,439,900

			6,354,150

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		2,980	3,419,550

Hotels, Restaurants & Leisure — 1.1%
HRP Myrtle Beach Holdings LLC, 14.50%, 4/01/14 (a)(b)(d)		6,892	689
HRP Myrtle Beach Operations LLC (a)(b)(d):
7.38%, 4/01/12		5,000	500
12.50%, 4/01/13		5,000	500
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(d)		2,560	848,000
MGM Mirage:
13.00%, 11/15/13		345	393,300
11.13%, 11/15/17 (b)		1,340	1,450,550
Travelport LLC, 5.16%, 9/01/14 (f)		2,160	2,008,800
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(d)		530	716

			4,703,055

Corporate Bonds	Par (000)		Value

Household Durables — 1.2%
Beazer Homes USA, Inc., 12.00%, 10/15/17	USD	1,700	$1,887,000
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		2,245	2,295,512
Standard Pacific Corp.:
6.25%, 4/01/14		315	294,525
7.00%, 8/15/15		600	552,000

			5,029,037

IT Services — 0.3%
SunGard Data Systems, Inc., 4.88%, 1/15/14		1,265	1,179,613

Independent Power Producers & Energy Traders — 2.6%
The AES Corp., 8.75%, 5/15/13 (b)		261	264,915
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		1,010	1,098,375
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,750	1,767,500
Energy Future Holdings Corp.:
12.00%, 11/01/17 (c)		960	611,905
10.00%, 1/15/20 (b)		1,200	1,194,000
NRG Energy, Inc.:
7.25%, 2/01/14		5,500	5,431,250
8.50%, 6/15/19		800	774,000

			11,141,945

Industrial Conglomerates — 1.6%
Sequa Corp. (b):
11.75%, 12/01/15		2,850	2,850,000
13.50%, 12/01/15 (c)		4,023	4,098,273

			6,948,273

Insurance — 0.6%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,100	1,095,875
USI Holdings Corp., 4.31%, 11/15/14 (b)(f)		1,630	1,304,000

			2,399,875

Leisure Equipment & Products — 0.3%
Brunswick Corp., 11.25%, 11/01/16 (b)		1,225	1,372,000

Machinery — 1.5%
ESCO Corp., 4.13%, 12/15/13 (b)(f)		3,070	2,828,237
Navistar International Corp., 8.25%, 11/01/21		2,000	2,000,000
Titan International, Inc., 8.00%, 1/15/12		1,530	1,602,675

			6,430,912

Media — 6.9%
Affinion Group, Inc., 10.13%, 10/15/13		2,835	2,884,612
CCO Holdings LLC, 7.88%, 4/30/18 (b)		2,075	2,036,094

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Media (concluded)
CSC Holdings, Inc., 8.50%, 4/15/14 (b)	USD	680	$707,200
Clear Channel Worldwide Holdings, Inc. (b):
Series A, 9.25%, 12/15/17		639	646,988
Series B, 9.25%, 12/15/17		5,422	5,516,885
DISH DBS Corp., 7.00%, 10/01/13		3,000	3,045,000
Gannett Co., Inc., 9.38%, 11/15/17 (b)		1,015	1,063,213
Intelsat Corp., 9.25%, 8/15/14		4,500	4,578,750
McClatchy Co., 11.50%, 2/15/17 (b)		1,355	1,361,775
Nielsen Finance LLC, 11.63%, 2/01/14		1,925	2,059,750
Seat Pagine Gialle SpA, 10.50%, 1/31/17 (b)	EUR	1,077	1,242,336
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	USD	1,795	1,628,962
UPC Germany GmbH, 8.13%, 12/01/17 (b)		3,000	2,940,000

			29,711,565

Metals & Mining — 1.0%
Aleris International, Inc. (a)(d):
9.00%, 12/15/14		1,100	2,750
10.00%, 12/15/16		1,500	10,275
Murray Energy Corp., 10.25%, 10/15/15 (b)		790	786,050
RathGibson, Inc., 11.25%, 2/15/14 (a)(d)		4,440	53,280
Ryerson, Inc., 7.72%, 11/01/14 (f)(i)		3,595	3,347,844

			4,200,199

Multiline Retail — 0.8%
Dollar General Corp.:
10.63%, 7/15/15		1,075	1,171,750
11.88%, 7/15/17 (c)		1,775	2,014,625

			3,186,375

Oil, Gas & Consumable Fuels — 3.0%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		235	239,700
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		1,440	1,598,400
10.75%, 2/01/18		355	376,300
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		490	485,100
Consol Energy, Inc., 8.25%, 4/01/20 (b)		1,750	1,787,187
Crosstex Energy LP, 8.88%, 2/15/18 (b)		620	610,700
Denbury Resources, Inc.:
9.75%, 3/01/16		925	987,438
8.25%, 2/15/20		670	691,775
El Paso Corp., 7.00%, 6/15/17		1,500	1,465,162

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Forest Oil Corp.:
8.50%, 2/15/14 (b)	USD	470	$482,925
7.25%, 6/15/19		150	141,188
Massey Energy Co., 6.88%, 12/15/13		1,300	1,248,000
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		1,850	1,859,250
Titan Petrochemicals Group Ltd., 8.50%, 3/18/12 (b)		1,760	704,000

			12,677,125

Paper & Forest Products — 3.4%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(c)		4,207	3,880,538
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		640	702,400
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,950	3,068,000
NewPage Corp.:
10.00%, 5/01/12		820	476,625
11.38%, 12/31/14		5,470	5,114,450
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)		550	587,125
Series B, 4.09%, 8/01/14 (f)		890	740,925

			14,570,063

Pharmaceuticals — 0.4%
Angiotech Pharmaceuticals, Inc., 4.29%, 12/01/13 (f)		1,570	1,224,600
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	564	636,741

			1,861,341

Real Estate Investment Trusts (REITs) — 0.2%
Omega Healthcare Investors, Inc., 7.50%, 2/15/20 (b)	USD	1,010	999,900

Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		235	230,594
STATS ChipPAC Ltd.:
7.50%, 7/19/10		285	285,356
6.75%, 11/15/11		615	614,231

			1,130,181

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(c)		1,702	34,037

Specialty Retail — 0.5%
General Nutrition Centers, Inc., 10.75%, 3/15/15		810	816,075
United Auto Group, Inc., 7.75%, 12/15/16		1,275	1,201,688

			2,017,763

Textiles, Apparel & Luxury Goods — 0.3%
Phillips-Van Heusen Corp.:
7.38%, 5/15/20		925	929,625

4	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Textiles, Apparel & Luxury Goods (concluded)
Phillips-Van Heusen Corp. (concluded):
7.75%, 11/15/23	USD	410	$434,653

			1,364,278

Wireless Telecommunication Services — 3.4%
Cricket Communications, Inc., 7.75%, 5/15/16		3,050	3,095,750
Digicel Group Ltd. (b):
9.13%, 1/15/15 (c)		3,948	3,849,300
8.25%, 9/01/17		300	294,000
MetroPCS Wireless, Inc.:
9.25%, 11/01/14		760	782,800
9.25%, 11/01/14		2,100	2,142,000
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		2,275	2,178,312
Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		755	679,500
Sprint Capital Corp.:
8.38%, 3/15/12		625	643,750
6.88%, 11/15/28		1,000	831,250

			14,496,662

Total Corporate Bonds – 58.1%			248,452,549

Floating Rate Loan Interests (f)

Aerospace & Defense — 0.4%
Hawker Beechcraft Acquisition Co., LLC:
Incremental Term Loan, 10.50%, 3/26/14		473	467,190
Letter of Credit Facility Deposit, 2.10%, 3/26/14		95	78,415
Term Loan, 2.34%, 3/26/14		1,605	1,318,419

			1,864,024

Airlines — 0.4%
Delta Air Lines, Inc., Credit-Linked Deposit Loan, 0.20% - 2.32%, 4/30/12		1,940	1,852,700

Auto Components — 2.7%
Affinion Group Holdings, Inc.:
Loan, 7.89%, 3/01/12		3,062	2,881,699
Term Loan B, 5.00%, 4/08/16		1,000	956,250
Allison Transmission, Inc., Term Loan, 3.01% - 3.10%, 8/07/14		7,354	6,668,209
Dana Holding Corp., Term Advance, 4.53% - 4.73%, 1/30/15		349	335,874
The Goodyear Tire & Rubber Co., Loan (Second Lien), 2.24%, 4/30/14		750	690,781

			11,532,813

Floating Rate Loan Interests (f)	Par (000)		Value

Automobiles — 0.7%
Ford Motor Co.:
Tranche B-1 Term Loan, 3.31% - 3.34%, 12/15/13	USD	2,248	$2,092,773
Tranche B-2 Term Loan, 3.26%, 12/15/13		1,117	1,035,386

			3,128,159

Beverages — 0.8%
Culligan International Co., Loan (Second Lien), 5.16%, 4/24/13	EUR	1,500	938,766
SW Acquisitions Co., Inc., Term Loan, 5.75%, 6/01/16	USD	2,644	2,636,111

			3,574,877

Building Products — 0.9%
Building Materials Corp. of America, Term Loan Advance, 3.13%, 2/22/14		1,047	1,010,534
Goodman Global, Inc., Term Loan, 6.25%, 2/13/14		2,683	2,680,037

			3,690,571

Chemicals — 3.9%
CF Industries Holdings, Inc., Bridge Loan, 4.50%, 3/17/15		4,240	4,235,463
Chemtura Corp., Debtor in Possession Return of Capital Term Loan, 6.00%, 1/26/11		1,600	1,603,000
Gentek Holding, LLC, Tranche B Term Loan, 7.00%, 10/29/14		798	797,501
Matrix Acquisition Corp. (FKA MacDermid, Inc.), Tranche C Term Loan, 2.65%, 12/15/13	EUR	700	773,101
Nalco Co., Term Loan, 6.50%, 5/13/16	USD	1,712	1,710,636
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan (First Lien), 3.59% - 3.61%, 7/30/14		3,965	3,603,194
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 5/15/14		1,600	1,597,000
Solutia, Inc., Term Loan, 4.75%, 3/01/17		2,300	2,296,166

			16,616,061

Commercial Services & Supplies — 2.0%
ARAMARK Corp.:
Letter of Credit, 2.23%, 1/26/14		42	39,637
Line of Credit, 3.60%, 7/26/16		64	61,726
Term Loan B, 3.54%, 7/26/16		970	938,587
US Term Loan, 2.17%, 1/26/14		632	602,721
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan, 3.11%, 10/21/13		814	772,823
Casella Waste Systems, Inc., Term Loan B, 7.00%, 4/09/14		387	386,107

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2010	5

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)		Value

Commercial Services & Supplies (concluded)
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15 USD		2,800	$2,734,200
Term Loan 2, 7.00%, 3/05/16		975	948,675
Synagro Technologies, Inc., Term Loan (First Lien), 2.34% - 2.36%, 4/02/14		788	708,069
West Corp., Incremental Term Loan B-3, 7.25%, 10/24/13		1,535	1,533,749

			8,726,294

Construction & Engineering — 0.6%
Safway Services, LLC, First Out Term Loan, 9.00%, 12/14/17		2,750	2,750,000

Consumer Finance — 2.7%
American General Finance Corp., Term Loan, 7.25%, 4/16/16		5,000	4,840,000
Chrysler Financial Corp., Term Loan (Second Lien), 6.84%, 8/02/13		6,865	6,775,508

			11,615,508

Containers & Packaging — 0.7%
Anchor Glass Container Corp., Term Loan B, 6.00%, 2/18/16		751	743,290
BWAY Corp.:
Term Loan, 5.50%, 5/21/17		1,371	1,364,021
Term Loan Canada, 5.50%, 5/20/17		129	128,228
Berry Plastics Holding Corp., Term Loan C, 2.26%, 4/03/15		895	801,867

			3,037,406

Diversified Consumer Services — 2.0%
Coinmach Service Corp., Term Loan, 3.47%, 11/14/14		5,145	4,472,706
Laureate Education, Series A New Term Loan, 7.00%, 8/15/14		4,308	4,254,733

			8,727,439

Diversified Financial Services — 1.7%
CIT Group, Inc., Tranche 2A Term Loan, 9.50%, 1/20/12		2,335	2,384,319
MSCI, Inc., Term Loan B, 4.75%, 6/30/16		2,150	2,141,937
Reynolds Group Holdings, Inc.:
Term Loan (First Lien), 5.75%, 5/05/16		1,400	1,389,500
US Term Loan, 6.25%, 5/05/16		1,193	1,173,619

			7,089,375

Diversified Telecommunication Services — 1.7%
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.75%, 5/30/14		4,616	3,254,434

Floating Rate Loan Interests (f)	Par (000)		Value

Diversified Telecommunication Services (concluded)
Level 3 Communications, Incremental Term Loan, 2.55%, 3/13/14	USD	2,250	$2,022,590
US Telepacific Corp., Term Loan (Second Lien), 9.25%, 7/25/15		775	773,547
Wind Telecomunicazioni SpA:
Term Loan B2 Facility, 4.66%, 5/26/14		573	548,169
Term Loan C2 Facility, 3.66%, 5/24/13		573	548,169

			7,146,909

Electronic Equipment, Instruments & Components — 0.5%
CDW Computer Centers, Inc., Term Loan B, 3.30%, 10/10/14		2,265	1,993,200

Energy Equipment & Services — 0.4%
MEG Energy Corp., Term Loan D, 6.00%, 4/03/16		1,917	1,888,371

Food & Staples Retailing — 2.1%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 3.56%, 7/09/15	GBP	1,700	2,211,846
DSW Holdings, Inc., Term Loan, 4.34%, 3/02/12	USD	800	768,000
Pierre Foods, Term Loan B, 7.00%, 2/17/16		1,121	1,126,417
Pilot Travel Centers, Term Loan B, 5.25%, 11/18/15		2,500	2,495,982
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		2,242	2,273,660

			8,875,905

Food Products — 2.0%
Dole Food Co., Inc.:
Credit-Linked Deposit, 8.07%, 4/12/13		288	287,876
Term Loan B, 5.00% - 5.50%, 2/10/17		1,045	1,043,393
Term Loan C, 5.00% - 5.50%, 2/10/17		2,595	2,591,526
Pilgrim’s Pride Corp., Term Loan A, 5.29%, 12/01/12		1,430	1,415,700
Pinnacle Foods Finance LLC, Tranche C Term Loan, 7.50%, 4/02/14		3,200	3,163,002

			8,501,497

Health Care Equipment & Supplies — 0.7%
DJO Finance LLC (ReAble Therapeutics Finance LLC), Term Loan, 3.35%, 5/20/14		3,082	2,963,321

Health Care Providers & Services — 3.4%
Ardent Health Services, Inc., Term Loan, 6.50%, 8/10/15		1,200	1,173,000

6	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)		Value

Health Care Providers & Services (concluded)
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.79%, 7/25/14	USD	190	$177,924
Funded Term Loan, 2.60% - 2.79%, 7/25/14		3,746	3,502,242
DaVita, Inc., Tranche B-1 Term Loan, 1.79% - 1.85%, 10/05/12		600	585,334
HCA, Inc.:
Tranche A-1 Term Loan, 1.79%, 11/16/12		5,164	4,885,085
Tranche B-1 Term Loan, 2.54%, 11/18/13		245	231,525
Harden Healthcare, Term Loan A, 8.50%, 2/22/15		796	780,436
Renal Advantage Holdings, Inc., Term Loan, 6.00%, 5/25/16		1,100	1,094,500
Vanguard Health Holding Co. II, LLC (Vanguard Health Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		2,100	2,071,650

			14,501,696

Health Care Technology — 0.7%
IMS Healthcare, Term Loan B, 5.25%, 2/16/16		2,971	2,944,108

Hotels, Restaurants & Leisure — 3.0%
Blackstone UTP Capital LLC, Loan, 7.75%, 11/06/14		2,494	2,493,750
Green Valley Ranch Gaming, LLC, Loan (Second Lien), 8.00%, 8/16/14 (a)(d)		750	44,062
Harrah’s Operating Co., Inc.:
Term Loan B-1, 3.32%, 1/28/15		449	374,931
Term Loan B-2, 3.32%, 1/28/15		565	471,202
Term Loan B-3, 3.29% - 3.32%, 1/28/15		2,223	1,852,212
Term Loan B-4, 9.50%, 10/31/16		2,244	2,245,933
Six Flags Theme Parks, Inc., Exit Term Loan, 6.00%, 4/19/16		3,500	3,476,851
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan, 4.80%, 5/27/13		832	802,194
Term B Delayed Draw Project Loan, 4.80%, 5/25/12		1,064	1,024,461
Term B Funded Project Loan, 4.80%, 5/27/13		184	177,610

			12,963,206

IT Services — 2.2%
Ceridian Corp., US Term Loan, 3.35%, 11/09/14		2,910	2,667,720

Floating Rate Loan Interests (f)	Par (000)		Value

IT Services (concluded)
First Data Corp.:
Initial Tranche B-2 Term Loan, 3.03% - 3.04%, 9/24/14	USD	3,830	$3,220,620
Initial Tranche B-3 Term Loan, 3.03% - 3.04%, 9/24/14		2,685	2,260,249
SunGard Data Systems, Inc. (Solar Capital Corp.):
Incremental Term Loan, 6.75%, 2/28/14		350	347,521
Tranche B US Term Loan, 3.89% - 4.00%, 2/28/16		713	692,712

			9,188,822

Independent Power Producers & Energy Traders — 0.7%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility, 4.11%, 4/02/13		925	880,212
Tranche B Term Loan, 4.11%, 4/02/13		74	70,676
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan, 3.79% - 4.07%, 10/10/14		2,177	1,672,301
Initial Tranche B-3 Term Loan, 3.79% - 3.80%, 10/10/14		197	150,435

			2,773,624

Industrial Conglomerates — 0.3%
Sequa Corp., Term Loan, 3.48% - 3.55%, 12/03/14		1,394	1,272,891

Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan, 3.29%, 8/21/14		592	542,051

Internet & Catalog Retail — 0.3%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		1,096	1,093,513

Leisure Equipment & Products — 0.3%
EB Sports Corp., Loan, 11.50%, 5/01/12		1,466	1,392,281

Machinery — 0.9%
Accuride Corp., Term Loan, 9.75%, 1/31/12		2,045	2,034,350
Bucyrus International, Term Loan C, 4.50%, 1/26/16		900	894,750
Generac Acquisition Corp., Term Loan (First Lien), 2.79%, 11/10/13		343	316,379
Oshkosh Truck Corp., Term Loan B, 6.26%, 12/06/13		722	720,872

			3,966,351

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2010	7

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)		Value

Media — 7.9%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14	USD	2,532	$2,545,107
Charter Communications Operating, LLC:
New Term Loan, 2.30%, 3/06/14		548	506,626
Term Loan B1, 2.30%, 3/25/14		1,200	1,199,813
Term Loan C, 3.55%, 9/06/16		5,316	4,948,369
Ellis Communications KDOC, LLC, Loan, 10.00%, 12/30/11		6,303	2,363,533
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.53%, 6/12/14		3,172	2,904,584
Hanley-Wood, LLC (FSC Acquisition), Term Loan, 2.63% - 2.75%, 3/10/14		744	409,359
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 3.34%, 6/30/15	EUR	337	305,428
Facility C1, 3.59%, 6/30/16		674	610,856
Mediacom Illinois, LLC (FKA Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17	USD	995	982,314
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		4,250	4,462,500
Sinclair Television Group, Inc., Tranche B Term Loan, 6.75%, 10/29/15		924	924,520
Springer Science+Business Media SA, Facility A1, 6.75%, 7/01/16	EUR	1,900	2,322,831
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.60%, 3/20/12	USD	1,444	1,329,046
UPC Financing Partnership, Facility Term Loan, 3.93%, 12/30/16		2,000	1,931,666
Virgin NTL Cable Plc, Term Loan B, 4.41%, 12/31/15	GBP	1,250	1,740,933
Weather Channel, Term Loan B, 5.00%, 9/14/15	USD	2,313	2,306,158
Worldcolor Press Inc. and Worldcolor (USA) Corp. (FKA Quebecor World, Inc.), Advance, 9.00%, 7/23/12		796	801,634
Yell Group Plc TPI, Term Loan A, 2.48%, 8/09/11		1,406	1,364,063

			33,959,340

Metals & Mining — 1.4%
Euramax International, Inc., Domestic Term Loan:
10.00%, 6/29/13		1,286	1,201,208
14.00%, 6/29/13 (c)		1,354	1,264,706

Floating Rate Loan Interests (f)	Par (000)		Value

Metals & Mining (concluded)
RathGibson, Inc., Loan Debtor in Possession, 10.75%, 6/30/10 (c)	USD	3,665	$3,665,418

			6,131,332

Multi-Utilities — 0.4%
Energy Transfer Equity, LP, Term Loan, 2.09%, 11/01/12		750	733,928
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.):
Synthetic Letter of Credit, 2.81%, 11/01/13		53	49,783
Term B Advance (First Lien), 2.81%, 11/01/13		509	481,226
USPF Holdings, LLC, Term Loan, 2.10%, 4/11/14		431	426,098

			1,691,035

Multiline Retail — 1.6%
Dollar General Corp., Tranche B-2 Term Loan, 3.09% - 3.10%, 7/07/14		2,179	2,077,874
Hema Holding BV:
Facility B, 2.42%, 7/06/15	EUR	369	429,463
Facility C, 3.17%, 7/05/16		369	429,463
Facility D, 5.42%, 1/01/17		2,900	3,131,672
The Neiman Marcus Group, Inc., Term Loan, 2.25% - 2.28%, 4/06/13	USD	1,020	930,325

			6,998,797

Oil, Gas & Consumable Fuels — 2.8%
Big West Oil, LLC:
Delayed Draw Loan, 4.50%, 5/15/14		1,117	1,101,538
Initial Advance Loan, 4.50%, 5/15/14		888	875,942
Initial Advance Loan, 12.00%, 1/26/15		1,500	1,502,501
Tronox Worldwide LLC:
Tranche B-1 Term Loan, 9.00%, 6/24/10		2,174	2,181,207
Tranche B-2 Term Loan, 9.00%, 6/24/10		676	677,699
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18 (c)		6,187	5,568,020

			11,906,907

Paper & Forest Products — 0.7%
Georgia-Pacific LLC, Term Loan B, 2.25% - 2.54%, 12/23/12		214	209,156
Verso Paper Finance Holdings LLC, Loan, 6.60% - 7.35%, 2/01/13 (c)		4,137	2,689,094

			2,898,250

8	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)		Value

Personal Products — 0.3%
American Safety Razor Co., LLC:
Loan (Second Lien), 10.50%, 1/30/14	USD	1,075	$443,437
Term Loan (First Lien), 6.75%, 7/31/13		723	656,448

			1,099,885

Pharmaceuticals — 0.9%
Warner Chilcott Co., LLC, Term Loan A, 5.50%, 10/30/14		1,274	1,272,288
Warner Chilcott Corp.:
Additional Term Loan, 5.75%, 4/30/15		591	589,684
Term Loan B-1, 5.75%, 4/30/15		984	981,931
Term Loan B-2, 5.75%, 4/30/15		928	926,051

			3,769,954

Professional Services — 0.4%
Booz Allen Hamilton, Inc., Term Loan C, 6.00%, 7/31/15		1,746	1,743,007

Real Estate Management & Development — 1.8%
Enclave, Term Loan (First Lien), 6.14%, 3/01/12 (a)(d)		4,000	—
Georgian Towers, Term Loan, 6.14%, 3/01/12 (a)(d)		4,000	—
Realogy Corp.:
Delayed Draw Term Loan B, 3.29%, 10/10/13		1,471	1,240,307
Initial Term Loan B, 3.29%, 10/10/13		4,430	3,734,107
Synthetic Letter of Credit, 3.35%, 10/10/13		1,193	1,005,337
Term Loan (Second Lien), 13.50%, 10/15/17		1,500	1,575,000

			7,554,751

Software — 0.4%
Reynolds & Reynolds, Term Loan, 5.25%, 4/16/17		538	533,630
Telcordia Technologies, Inc., Term Loan B, 6.75%, 4/09/16	USD	1,300	1,277,250

			1,810,880

Specialty Retail — 0.7%
Bass Pro Group LLC Term Loan B, 5.00% - 5.75%, 4/06/15		620	616,497
Burlington Coat Factory Warehouse Corp., Term Loan, 2.57% - 2.76%, 5/28/13		680	624,143
Michaels Stores, Inc.:
Term Loan B-1, 2.56% - 2.81%, 10/31/13		1,384	1,258,984

Floating Rate Loan Interests (f)	Par (000)		Value

Specialty Retail (concluded)
Michaels Stores, Inc. (concluded):
Term Loan B-2, 4.81% - 5.06%, 7/31/16	USD	543	$515,684

			3,015,308

Textiles, Apparel & Luxury Goods — 0.4%
PVH/Hilfiger, US Term Loan B, 4.75%, 4/19/16		1,800	1,799,156

Wireless Telecommunication Services — 0.4%
Cavtel Holdings, LLC, Term Loan, 10.50%, 12/31/12		823	759,763
MetroPCS Wireless, Inc., Tranche B Term Loan, 2.56% - 2.63%, 11/03/13		995	952,565

			1,712,328

Total Floating Rate Loan Interests – 58.9%			252,303,903

Other Interests (j)	Beneficial Interest (000)

Airlines — 0.0%
Delta Air Lines, Inc. Default:
8.33% Escrow		5,505	110,100
10% Escrow		4,200	84,000

			194,100

Auto Components — 0.1%
Intermet Liquidating Trust, Class A		1,074	265,397

Diversified Financial Services — 0.3%
J.G. Wentworth LLC Preferred Equity Interests (k)		1	1,190,710

Household Durables — 0.2%
Stanley Martin Class B Membership Units (k)		2	947,250

Media — 0.0%
Adelphia Escrow		7,500	750
Adelphia Preferred Escrow		5	1
Adelphia Recovery Trust		9,406	37,624
Adelphia Recovery Trust, Series ACC-6B INT		500	50

			38,425

Specialty Retail — 0.0%
Buffets, Inc.		1,440	144
Movie Gallery, Inc. Default Escrow		21,700	217

			361

Total Other Interests – 0.6%			2,636,243

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2010	9

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Warrants (l)	Shares	Value

Building Products — 0.0%
Neenah Enterprises Inc. (expires 9/30/13)	130,547	$1

Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/14)	126,761	1

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (expires 4/29/14)	1,216	12

Media — 0.0%
Charter Communications, Inc. (expires 11/30/14)	12,661	53,809

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (no expiration)	4	—

Software — 0.0%
HMH Holdings/EduMedia (expires 3/09/17)	24,924	—

Specialty Retail — 0.0%
Movie Gallery, Inc. (expires 5/15/15)	62,323	31,162

Total Warrants – 0.0%		84,985

Total Long-Term Investments (Cost – $613,979,113) – 122.8%		525,812,813

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (m)(n)	8,589,350	8,589,350

Total Short-Term Securities (Cost – $8,589,350) – 2.0%		8,589,350

Total Investments (Cost – $622,568,463*) – 124.8%		534,402,163
Liabilities in Excess of Other Assets – (24.8)%		(106,315,998)

Net Assets – 100.0%		$428,086,165

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$622,018,826

Gross unrealized appreciation	$22,223,571
Gross unrealized depreciation	(109,840,234)

Net unrealized depreciation	$(87,616,663)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	As a result of bankruptcy proceedings, the company did not repay the principal amount or accrued interest of the security upon maturity.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Convertible security.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	All or a portion of security has been pledged as collateral in connection with swaps.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	The investment is held by a wholly owned taxable subsidiary of the Fund.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	Represents the current yield as of report date.

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2010	Net Activity	Shares Held at May 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,319,723	7,269,627	8,589,350	$956

•	Foreign currency exchange contracts as of May 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counter- party	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	210,200	USD	259,630	Citibank NA	7/14/10	$(1,549)
EUR	33,000	USD	41,546	Citigroup Global	7/14/10	(1,029)
USD	17,677,415	EUR	14,085,500	BNP Paribas	7/14/10	383,403
USD	1,570,271	EUR	1,278,000	Citibank NA	7/14/10	1,157
GBP	4,365,000	USD	6,478,529	Citibank NA	7/28/10	(165,148)
USD	2,804,083	CAD	2,810,000	Citibank NA	7/28/10	134,467
USD	1,509,000	GBP	2,329,904	Citibank NA	7/28/10	147,340
USD	9,598,130	GBP	6,203,500	Royal Bank of Scotland Plc	7/28/10	625,608

Total						$1,124,249

10	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

•	Credit default swaps on traded indexes – buy protection outstanding as of May 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2011	USD	855	$9,278
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2012	USD	425	5,027
Brunswick Corp.	5.00%	Goldman Sachs Bank USA	September 2014	USD	325	(28,949)
Boston Scientific Corp.	1.00%	Goldman Sachs Bank USA	December 2014	USD	900	30,590

Total						$15,946

•	Credit default swaps on traded indexes – sold protection outstanding as of May 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counter- party	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

BAA Ferrovial, Junior Term Loan	2.00%	Deutsche Bank AG	March 2012	A-	GBP	900	$(52,530)

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit take place as defined under the terms of the agreement.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2010	11

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$14,881,469	$5,081,240	$2,372,424	$22,335,133
Corporate Bonds	—	236,808,370	11,644,179	248,452,549
Floating Rate Loan Interests	—	206,369,513	45,934,390	252,303,903
Other Interests	—	194,100	2,442,143	2,636,243
Warrants	53,809	1	31,175	84,985
Short-Term Securities	8,589,350	—	—	8,589,350
Liabilities:
Unfunded Loan Commitments	—	—	(37,260)	(37,260)

Total	$23,524,628	$448,453,224	$62,387,051	$534,364,903

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$44,895	—	$44,895
Foreign currency exchange contracts	—	1,291,975	—	1,291,975
Liabilities:
Credit contracts	—	(28,949)	$(52,530)	(81,479)
Foreign currency exchange contracts	—	(167,726)	—	(167,726)

Total	—	$1,140,195	$(52,530)	$1,087,665

[1]	Derivative financial instruments are swaps and foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Unfunded Loan Commitments	Total

Balance, as of February 28, 2010	$311,675	$11,805,208	$58,483,045	$2,253,500	$31,175	—	$72,884,603
Accrued discounts/premiums	—	146,355	147,613	—	—	—	293,968
Net realized gain (loss)	—	47,216	(1,087,015)	195,600	—	—	(844,199)
Net change in unrealized appreciation/depreciation[2]	420,027	41,724	3,789,372	272,472	—	$(37,260)	4,486,335
Purchases	—	5	2,178,637	—	—	—	2,178,642
Sales	—	(396,329)	(19,709,408)	(279,429)	—	—	(20,385,166)
Transfers in3	1,774,372	—	21,199,050	—	—	—	22,973,422
Transfers out[3]	(133,650)	—	(19,066,904)	—	—	—	(19,200,554)

Balance, as of May 31, 2010	$2,372,424	$11,644,179	$45,934,390	$2,442,143	$31,175	$(37,260)	$62,387,051

[2]	The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2010 was $1,597,945.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

12	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2010

Schedule of Investments (concluded)	BlackRock Debt Strategies Fund, Inc. (DSU)

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used in determining fair value:

Other Financial Instruments[1]

Balance, as of February 28, 2010	$(94,696)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	42,166
Purchases	—
Sales	—
Transfers in3	—
Transfers out[3]	—

Balance, as of May 31, 2010	$(52,530)

[1]	Other financial instruments are swaps.

[2]	The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2010 was $42,166.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2010	13

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Debt Strategies Fund, Inc.

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 23, 2010